Net Income (Loss) Per Share - Narrative (Details) - $ / shares			1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Apr. 07, 2022	Dec. 07, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 11, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding (in shares)			893,986	893,986		0	482,000
Options, exercise price (usd per share)			$ 8.57	$ 8.57			$ 9.99
Number of securities called by warrant (in shares)								1
Exercise price (usd per shares)		$ 11.50	11.50	$ 11.50			$ 11.50
Debt conversion, converted instrument, shares issued (in shares)		17,391,304		17,931,304			17,391,304
Debt instrument, convertible, conversion price (in usd per shares)		$ 11.50	$ 11.50	$ 11.50			$ 11.50
Antidilutive shares (in shares)					0	0
Stock repurchased (in shares)				9,952,803
Subsequent Event | Big Bear AI LLC [Member] | Promodel Corporation [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock issued during the period shares business acquistion	649,976
Written put options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)							9,952,803
Exercise price (usd per shares)							$ 10.15
Written put options | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock repurchased (in shares)			9,952,803
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)			3,148,274	3,148,274			403,300
Performance Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)			150,000	150,000			150,000
Private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)			366,533	366,533			366,533
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)			11,959,939	11,959,939			11,959,939	1
Exercise price (usd per shares)								$ 11.50